Offerings	Jul. 13, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 8,508,903.11
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,175.08
Offering Note

(1) Estimated solely for purposes of calculating the amount of the filing fee, in accordance with Rule 0-11(b) under the Securities Exchange Act of 1934, as amended. The Transaction Valuation is based upon the aggregate maximum purchase price payable for Shares pursuant to the Offer, calculated as 245,851 Shares multiplied by $34.61, the net asset value per Share as of June 30, 2026.

(2) The amount of the filing fee was calculated at a rate of $138.10 per $1,000,000 of Transaction Valuation, in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, and the Commission's Fee Rate Advisory #1 for Fiscal Year 2026.

Offering: 2
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note

(1) Estimated solely for purposes of calculating the amount of the filing fee, in accordance with Rule 0-11(b) under the Securities Exchange Act of 1934, as amended. The Transaction Valuation is based upon the aggregate maximum purchase price payable for Shares pursuant to the Offer, calculated as 245,851 Shares multiplied by $34.61, the net asset value per Share as of June 30, 2026.

(2) The amount of the filing fee was calculated at a rate of $138.10 per $1,000,000 of Transaction Valuation, in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, and the Commission's Fee Rate Advisory #1 for Fiscal Year 2026.